Note G - Pensions and Other Postretirement Benefits (Detail) - Expected Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plan [Member]
2013	$ 4,776
2014	6,837
2015	6,723
2016	5,924
2017	6,677
Thereafter	32,292
Postretirment Benefits [Member]
2013	1,416
2014	1,430
2015	1,489
2016	1,561
2017	1,642
Thereafter	$ 9,234